Segment Reporting - Separate Consolidated Income Statements by Operating Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues by operating segment	€ 18,940	€ 19,828	€ 19,025
Other income	341	523	311
Total operating revenues and other income	19,281	20,351	19,336
Acquisition of goods and services	(8,186)	(8,388)	(7,793)
Employee benefits expenses	(3,105)	(3,626)	(3,106)
of which: accruals to employee severance indemnities	(1)	(6)	(1)
Other operating expenses	(1,259)	(1,208)	(1,083)
of which: write-downs and expenses in connection with credit management and provision charges	(708)	(628)	(479)
Change in inventories	102	35	9
Internally generated assets	570	626	639
Depreciation and amortization	(4,255)	(4,473)	(4,291)
Gains (losses) on disposals of non-current assets	(1)	11	14
Impairment reversals (losses) on non-current assets	(2,586)	(37)	(3)
Operating profit (loss)	561	3,291	3,722
Share of losses (profits) of associates and joint ventures accounted for using the equity method	(1)	(1)	(23)
Other income (expenses) from investments	11	(18)	7
Finance income	1,056	1,808	2,543
Finance expenses	(2,404)	(3,303)	(3,450)
Profit (loss) before tax from continuing operations	(777)	1,777	2,799
Income tax expense	(375)	(490)	(880)
Profit (loss) from continuing operations	(1,152)	1,287	1,919
Profit (loss) from Discontinued operations/Non-current assets held for sale			47
Profit (loss) for the year	(1,152)	1,287	1,966
Attributable to:
Owners of the Parent	(1,411)	1,121	1,808
Non-controlling interests	259	166	158
Third-party [member]
Disclosure of operating segments [line items]
Revenues by operating segment	18,940	19,828	19,025
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Revenues by operating segment	15,031	15,354	15,006
Other income	273	471	259
Total operating revenues and other income	15,304	15,825	15,265
Acquisition of goods and services	(6,360)	(6,235)	(5,785)
Employee benefits expenses	(2,781)	(3,266)	(2,759)
of which: accruals to employee severance indemnities	(1)	(6)	(1)
Other operating expenses	(763)	(704)	(574)
of which: write-downs and expenses in connection with credit management and provision charges	(501)	(468)	(317)
Change in inventories	88	41	16
Internally generated assets	467	510	535
Depreciation and amortization	(3,340)	(3,360)	(3,310)
Gains (losses) on disposals of non-current assets	(13)	(2)	(9)
Impairment reversals (losses) on non-current assets	(2,586)	(37)	(3)
Operating profit (loss)	16	2,772	3,376
Share of losses (profits) of associates and joint ventures accounted for using the equity method	(1)	(1)	(23)
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Revenues by operating segment	3,943	4,502	4,047
Other income	69	52	51
Total operating revenues and other income	4,012	4,554	4,098
Acquisition of goods and services	(1,846)	(2,168)	(2,028)
Employee benefits expenses	(317)	(353)	(336)
Other operating expenses	(491)	(500)	(505)
of which: write-downs and expenses in connection with credit management and provision charges	(208)	(160)	(162)
Change in inventories	14	(6)	1
Internally generated assets	95	108	95
Depreciation and amortization	(915)	(1,114)	(980)
Gains (losses) on disposals of non-current assets	12	14	23
Operating profit (loss)	564	535	368
Operating segments [member] | Other operations [member]
Disclosure of operating segments [line items]
Revenues by operating segment			11
Other income			1
Total operating revenues and other income			12
Acquisition of goods and services	(7)	(4)	(9)
Employee benefits expenses	(6)	(7)	(11)
Other operating expenses	(6)	(5)	(2)
Change in inventories			(8)
Operating profit (loss)	(19)	(16)	(18)
Operating segments [member] | Third-party [member] | Domestic [member]
Disclosure of operating segments [line items]
Revenues by operating segment	14,998	15,328	14,971
Operating segments [member] | Third-party [member] | Brazil [member]
Disclosure of operating segments [line items]
Revenues by operating segment	3,942	4,500	4,044
Operating segments [member] | Third-party [member] | Other operations [member]
Disclosure of operating segments [line items]
Revenues by operating segment			10
Operating segments [member] | Intragroup [member] | Domestic [member]
Disclosure of operating segments [line items]
Revenues by operating segment	33	26	35
Operating segments [member] | Intragroup [member] | Brazil [member]
Disclosure of operating segments [line items]
Revenues by operating segment	1	2	3
Operating segments [member] | Intragroup [member] | Other operations [member]
Disclosure of operating segments [line items]
Revenues by operating segment			1
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenues by operating segment	(34)	(28)	(39)
Other income	(1)
Total operating revenues and other income	(35)	(28)	(39)
Acquisition of goods and services	27	19	29
Employee benefits expenses	(1)
Other operating expenses	1	1	(2)
of which: write-downs and expenses in connection with credit management and provision charges	1
Internally generated assets	8	8	9
Depreciation and amortization		1	(1)
Gains (losses) on disposals of non-current assets		(1)
Operating profit (loss)			(4)
Adjustments and eliminations [member] | Intragroup [member]
Disclosure of operating segments [line items]
Revenues by operating segment	€ (34)	€ (28)	€ (39)